SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY - STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
General and administrative expenses	¥ (199,559,193)	$ (28,536,585)	¥ (175,932,509)	¥ (153,943,169)
Interest income (expense)	62,007	8,867	10,417
Equity in profit of subsidiaries and VIEs	25,716,267	3,677,377	10,159,031	(1,930,792)
Other income (expense), net	132,250,299	18,911,541	13,520,019	24,351,280
Net income attributable to X Financial	1,464,552,224	209,428,183	1,539,905,765	1,186,793,974
Comprehensive income attributable to X Financial	1,447,224,621	206,950,368	1,551,481,144	1,192,672,034
Parent Company | Reportable legal entity
STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
General and administrative expenses	(6,465,244)	(924,518)	(7,502,575)	(5,899,484)
Interest income (expense)	(2,449,776)	(350,313)	33,062	29,662
Equity in profit of subsidiaries and VIEs	1,473,467,244	210,703,014	1,547,501,724	1,190,497,730
Other income (expense), net			(126,446)	2,166,066
Net income attributable to X Financial	1,464,552,224	209,428,183	1,539,905,765	1,186,793,974
Other comprehensive income (loss)	(17,327,603)	(2,477,815)	11,575,379	5,878,060
Comprehensive income attributable to X Financial	¥ 1,447,224,621	$ 206,950,368	¥ 1,551,481,144	¥ 1,192,672,034